May 1, 2023
Updating Summary Prospectus for Investors in Preference Premier® Variable Annuity Contracts (offered on and after October 7, 2011)
Issued by Metropolitan Life Separate Account E of Metropolitan Life Insurance Company
B Class, B Plus Class, C Class, L Class, R Class
This Updating Summary Prospectus includes updating information about individual Preference Premier® Contracts for deferred variable annuities (the “Deferred Annuities” or the “Contracts”) issued by Metropolitan Life Insurance Company ("MetLife," the “Company,” “we,” “us” or “our).
The Prospectus for the Contracts contains more information about the Contracts , including features, benefits, and risks. You can find the current Prospectus and other information about the Contracts online at https://dfinview.com/metlife/tahd/MET000257. You can also obtain this information at no cost by calling your Administrative Office at 1-800-638-7732, or by sending an email request to RCG@metlife.com.
Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov .
Please note that the Contracts and the Portfolios are not guaranteed to achieve their goals, are not federally insured, are not endorsed by any bank or government agency, and are subject to risks, including the loss of the amount invested.
The Securities and Exchange Commission (“SEC”)has not approved or disapproved the Contract or determined that this Prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since you last received the Prospectus dated May 1, 2022. This may not reflect all of the changes that have occurred since you entered into your Contract:
•
For changes in the names of certain Portfolios and any other changes to the Portfolios please refer to Appendix A.
•
For updated Portfolio expense information please refer to "Important Information You Should Consider About the Contract" and Appendix A.
•
For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals
A Withdrawal Charge of up to 8% will be assessed if you make a withdrawal and the amount of the withdrawal is determined to include a withdrawal of any purchase payment paid less than 10 years before the date of withdrawal.
For example, if you purchase a B Plus Class contract for $100,000 and surrender your Contract during the first year, You will pay a
Withdrawal Charge of up to $8,000.
Charges – Withdrawal Charges
Transaction Charges
In addition to Withdrawal Charge you also may be charged for other transactions such as transferring cash value among Divisions and between the Divisions and the Fixed Interest Account. Although we
do not currently charge a fee for transfers of cash value among
Divisions or between the Divisions and the Fixed Interest Account,
We reserve the right to impose a transfer fee of $25.
Charges – Transfer Fee

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract class)	1.18%(1)	1.83%(1)
	Investment options (Portfolio fees and expenses)	0.53%(2)	1.29%(2)
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%(3)	2.00%(4)
(1)
As a percentage of your total Account Balance in the Separate
Account. The Base Contract Fee includes 0.03% for the Annual
Contract Fee. The Annual Contract Fee is $30 annually. This
fee is waived if the Account Value is $50,000 or more.
Regardless of the amount of your Account Value, the entire fee will be deducted if You take a total withdrawal of your Account
Value. During the pay-out phase (annuitization phase), we
reserve the right to deduct this fee.
(2)
As a percentage of average daily net assets of the Portfolio.
(3)
As a percentage of your average Account Balance in the
Separate Account.
(4)
As a percentage of the Benefit Base.

Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your
Contract , the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:
	$1,584	$4,088
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract classes and Portfolio
fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of Contract classes, optional
benefits and Portfolio fees
and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal.			Principal Risks of Investing in the Contract

	RISKS	LOCATION IN PROSPECTUS
Not a Short- Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

• Withdrawal Charges may apply for up to 10 years following each purchase payment. Withdrawal Charges will reduce the value of your Contract if you withdraw money during that time.
•The benefits of tax deferral and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.
•Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if
You take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract
Risks Associated with Investment Options
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract (e.g., Portfolios).
•Each investment option (including the Fixed Interest Account investment option) will have its own unique risks.
• You should review these investment options before making an investment decision.
Principal Risks of Investing in the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to the
Company. Any obligations (including under the Fixed Interest
Account), guarantees, or benefits are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request by visiting
https://www.metlife.com/about-us/corporate-profile/ratings.
Principal Risks of Investing in the Contract
Risk of Contract Termination	Subject to certain limitations, if your Account Value falls below the minimum Account Balance or is not sufficient to pay the Contract charges, we may terminate your Contract.	Principal Risks of Investing in the Contract

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
We reserve the right to limit the number of transfers per Contract
Year to a maximum of twelve (excluding transfers resulting from automated investment strategies). Currently we do not limit the number of transfers You may make in a Contract Year. We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a fee were to be imposed, it would be
$25.00 for each transfer over twelve in a Contract Year.
Many optional benefits impose restrictions and limitations on your choice of Portfolios. These restrictions and requirements are intended to protect the Company and reduce the likelihood that we will have to pay guaranteed benefits under the optional benefits out of our own assets. The restrictions and requirements could result in your missing out on some or all positive investment performance by certain of the Portfolios — this means your opportunity for
investment gains may be limited.
We reserve the right to add, remove or substitute Portfolios.
The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we
determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers.
Charges – Transfer Fee
Optional Benefits
Many optional benefits limit or restrict the Portfolios You may select under the Contract. We may change these restrictions in the future.
You are required to have a certain Contract value for some optional benefits. If withdrawals reduce Your Contract below this value, your optional benefits may be reduced or terminated.
Subsequent purchase payments are currently restricted for certain optional benefits. If your annuity was issued in connection with an employer plan, you should check with your employer regarding the availability of riders.
Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.
Benefits Available Under the Contract
	TAXES	LOCATION IN PROSPECTUS
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.
•There is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account
(IRA).
•Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if
You take a withdrawal before age 59 1∕2.
Federal Tax Considerations

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because
MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Who Sells the Deferred Annuities and Income Annuities
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing
Contract .
Transfers/ Exchanges

IMPORTANT TERMS YOU SHOULD KNOW
Account Value or Account Balance
When You purchase a Contract, an account is set up for You. Your Account Value is the total amount of money in Your Contract including money in the Divisions of the Separate Account, the Fixed Interest Account and the Enhanced Dollar Cost Averaging Program.
Accumulation Unit Value
With a Contract, money paid-in or transferred into a Division of the Separate Account is credited to You in the form of Accumulation Units for each Division . We determine the value of these Accumulation Units as of the close of the New York Stock Exchange (the “Exchange”) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios. In addition to the investment performance of the Portfolio, the deduction of the Separate Account charge also affects a Division’s Accumulation Unit Value.
Administrative Office
Your Administrative Office varies based on the type of service request or transaction that you are making. The most recent correspondence or quarterly statement sent to you will have the address and telephone number that you can use to contact us for specific transactions and requests. We will notify you if there are changes to this information.
Annuitant
The natural person whose life is the measure for determining the duration and the dollar amount of income payments.
Annuity Unit Value
With a variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.
Investment Return (AIR)
Under a variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.
Beneficiary
The person or persons who receives a benefit, including continuing payments or a lump sum payment, in the event the Contract Owner or the Annuitant, as applicable, dies.
Contract
A Contract is the legal agreement between You and MetLife. This document contains relevant provisions of your deferred variable annuity.
Contract Anniversary
An anniversary of the date we issue the Contract.
Contract Owner
The person or entity which has all rights including the right to direct who receives income payments.
Contract Year
The Contract Year is the one year period starting on the date we issue the Contract and each Contract Anniversary thereafter.

Good Order
A request or transaction generally is considered in “Good Order” if it complies with our administrative procedures and the required information is complete and correct. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Division affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your registered representative before submitting the form or request.
Divisions
Divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your Account Balance to a Division, the Division purchases shares of a Portfolio (with the same name).
MetLife
MetLife is Metropolitan Life Insurance Company which is the company that issues the Contracts. Throughout this Prospectus, MetLife is also referred to as “we,” “us” or “our.”
Separate Account
A Metropolitan Life Separate Account E (“ Separate Account”) is an investment account. All assets contributed to Divisions under the Contracts are pooled in the Separate Account and maintained for the benefit of investors in the Contracts.
Variable Annuity
An annuity with respect to which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.
Withdrawal Charge
The Withdrawal Charge is the amount we deduct from your Account Value, if You withdraw money prematurely from the Contract. This charge is often referred to as a deferred sales load or back-end sales load.
You
In this Prospectus “You” is the Owner of the Contract and can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by MetLife) or, subject to our administrative procedures, a corporation or other legal entity we approve. The Contract is not available to corporations or other legal entities to fund a qualified or non-qualified retirement plan. “You” can also be a Beneficiary of a deceased person’s Individual Retirement Account Contract or non-qualified Contract who purchases the Contract in his or her capacity as Beneficiary. A Contract may have two Owners (both of whom must be individuals).

APPENDIX A Portfolio Companies Available Under The Contract
The following is a list of Portfolios available. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/metlife/tahd/MET000257. You can also request this information at no cost by calling 1-800-638-7732, by sending an email request to RCG@metlife.com, or through your registered representative. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. If your annuity was issued in connection with an employer plan, you should check with your employer as to which Portfolios are available under your Contract.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charges. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
Allocation	AB Global Dynamic Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P	0.89%	—	—	-20.43%	0.26%	3.65%
Global Equity	American Funds Global Small Capitalization Fund*(1) - Class 2 Capital Research and Management CompanySM	0.91%	0.25%	1.16%	-29.55%	2.79%	6.84%
US Equity	American Funds Growth- Income Fund(1) - Class 2 Capital Research and Management CompanySM	0.53%	0.25%	0.78%	-16.50%	7.83%	11.54%
Allocation	American Funds® Balanced Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.96%	—	—	-16.76%	4.29%	6.85%
Allocation	American Funds® Growth Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.99%	—	—	-18.52%	5.17%	8.43%
US Equity	American Funds® Growth Portfolio - Class C Brighthouse Investment Advisers, LLC; Capital Research and Management Company	0.91%	—	—	-30.16%	10.80%	13.30%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
Allocation	American Funds® Moderate Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.93%	—	—	-14.63%	3.48%	5.54%
International Equity	Baillie Gifford International Stock Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited (subsidiary of Baillie Gifford & Co.)	0.98%	—	—	-28.81%	-0.49%	4.17%
US Fixed Income	BlackRock Bond Income Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.63%	—	—	-14.36%	0.06%	1.29%
US Equity	BlackRock Capital Appreciation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.88%	—	—	-37.75%	7.41%	11.39%
Allocation	BlackRock Global Tactical Strategies Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.94%	—	—	-18.89%	0.79%	3.69%
US Fixed Income	BlackRock Ultra-Short Term Bond Portfolio*(2) - Class B Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.61%	—	—	1.18%	0.87%	0.51%
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.98%	—	—	-20.15%	5.16%	8.67%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class B Brighthouse Investment Advisers, LLC	0.88%	—	—	-12.69%	1.53%	2.71%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.87%	—	—	-13.84%	2.58%	4.38%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.90%	—	—	-15.33%	3.69%	6.07%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.93%	—	—	-17.97%	4.52%	7.53%
Allocation	Brighthouse Balanced Plus Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.93%	—	—	-21.81%	1.61%	5.26%
International Equity	Brighthouse/abrdn Emerging Markets Equity Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited	1.19%	—	—	-25.81%	-1.46%	0.18%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	1.01%	—	—	-12.84%	4.56%	8.02%
International Equity	Brighthouse/Dimensional International Small Company Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP	1.05%	—	—	-17.70%	-0.07%	5.64%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
US Fixed Income	Brighthouse/Eaton Vance Floating Rate Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management (Morgan Stanley acquired EV 3/2021)	0.93%	—	—	-1.60%	2.22%	2.75%
US Fixed Income	Brighthouse/Franklin Low Duration Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.72%	—	—	-4.74%	0.50%	0.85%
Global Fixed Income	Brighthouse/Templeton International Bond Portfolio# - Class B Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.95%	—	—	-4.63%	-2.73%	-1.48%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.86%	—	—	-5.31%	11.17%	12.50%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.79%	—	—	-19.21%	8.55%	12.18%
Sector	CBRE Global Real Estate Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.89%	—	—	-24.99%	1.77%	3.50%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
US Equity	Frontier Mid Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.95%	—	—	-28.33%	6.13%	10.30%
International Equity	Harris Oakmark International Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.97%	—	—	-16.00%	-1.94%	4.15%
Alternative	Invesco Balanced-Risk Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.92%	—	—	-12.41%	2.68%	3.75%
Global Equity	Invesco Global Equity Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	—	—	-31.84%	2.79%	7.78%
US Equity	Invesco Small Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.06%	—	—	-35.15%	4.23%	9.83%
US Equity	Jennison Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.79%	—	—	-39.02%	8.14%	12.77%
US Fixed Income	JPMorgan Core Bond Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.69%	—	—	-12.87%	0.05%	0.81%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
Allocation	JPMorgan Global Active Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.97%	—	—	-17.54%	1.94%	4.70%
US Equity	JPMorgan Small Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.00%	—	—	-13.50%	4.56%	8.02%
Allocation	Loomis Sayles Global Allocation Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.03%	—	—	-23.30%	3.95%	6.73%
US Equity	Loomis Sayles Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.82%	—	—	-28.00%	5.28%	10.08%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.13%	—	—	-15.28%	5.06%	9.61%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.52%	—	—	-13.31%	-0.44%	0.57%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.54%	—	—	-13.44%	6.19%	10.24%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
International Equity	MetLife MSCI EAFE® Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.63%	—	—	-14.64%	1.16%	4.13%
Allocation	MetLife Multi-Index Targeted Risk Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.65%	—	—	-21.09%	0.83%	4.36%
US Equity	MetLife Russell 2000® Index Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.56%	—	—	-20.44%	3.84%	8.73%
US Equity	MetLife Stock Index Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.51%	—	—	-18.51%	8.88%	12.00%
International Equity	MFS® Research International Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.89%	—	—	-17.57%	2.81%	4.75%
Allocation	MFS® Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.85%	—	—	-9.87%	4.92%	7.12%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
US Equity	MFS® Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.81%	—	—	-6.22%	7.26%	11.00%
US Equity	Morgan Stanley Discovery Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.90%	—	—	-62.52%	5.49%	8.36%
US Equity	Neuberger Berman Genesis Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	1.05%	—	—	-19.32%	7.43%	10.47%
Alternative	PanAgora Global Diversified Risk Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.	0.96%	—	—	-25.66%	-0.05%	0.00%
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.02%	—	—	-11.88%	1.83%	0.73%
US Fixed Income	PIMCO Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.74%	—	—	-14.56%	-0.22%	0.81%
Allocation	Schroders Global Multi-Asset Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: Schroder Investment Management North America Inc.	0.95%	—	—	-20.17%	-0.01%	3.56%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
Allocation	SSGA Growth and Income ETF Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.79%	—	—	-15.38%	3.33%	5.40%
Allocation	SSGA Growth ETF Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.82%	—	—	-15.87%	4.13%	6.64%
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.82%	—	—	-40.67%	4.65%	11.00%
US Equity	T. Rowe Price Mid Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.95%	—	—	-22.53%	7.19%	11.91%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.75%	—	—	-22.34%	5.84%	11.07%
Sector	VanEck Global Natural Resources Portfolio*# - Class B Brighthouse Investment Advisers, LLC Subadviser: Van Eck Associates Corporation	1.00%	—	—	7.98%	4.39%	0.67%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.84%	—	—	-2.70%	9.85%	10.16%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	PLATFORM CHARGE	CURRENT EXPENSES + PLATFORM CHARGE	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
					1 YEAR	5 YEAR	10 YEAR
US Fixed Income	Western Asset Management Government Income Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC (Legg Mason)	0.70%	—	—	-14.68%	-0.66%	0.37%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC (Legg Mason)	0.80%	—	—	-16.93%	-0.07%	1.94%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC (Legg Mason)	0.74%	—	—	-9.17%	-0.06%	0.43%
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
(1)
The Portfolio has an additional platform fee of 0.25%. This amount is included in the Mortality and Expense Risk Charge and is not a separate charge.
(2)
The BlackRock Ultra-Short Term Bond Portfolio is only available in Class C Contracts, and in Contracts issued in New York State or Washington State with any living benefit or the EDB.
#
These Portfolios are only available for investment if you elected the GMIB Plus IV, the EDB III, the GMIB Plus III and the EDB II.
Investment Allocation Restrictions For Certain Optional Benefits
If You elected a GMIB Max and/or EDB Max or if You elected the GWB v1, You must allocate all of your purchase payments and Account Value among these Portfolios. (See “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits.”) If you elected the GLWB, You must allocate at least 80% of your purchase payments and Account Value among these Portfolios. (See “Your Investment Choices —
Investment Allocation Restrictions For Certain Optional Benefits.”).
(a)
AB Global Dynamic Allocation Division
(b)
BlackRock Global Tactical Strategies Division
(c)
Brighthouse Balanced Plus Division

(d)
Invesco Balanced-Risk Allocation Division
(e)
JPMorgan Global Active Allocation Division
(f)
MetLife Multi-Index Targeted Risk Division
(g)
PanAgora Global Diversified Risk Division
(h)
Schroders Global Multi-Asset Division
(i)
MetLife Aggregate Bond Index Division
(j)
Western Asset Management® Government Income Division.
Index Selector
If You elect the Index Selector You are limited to allocating your purchase payments and Account Balance among the following funding options and the Fixed Interest Account:
MetLife Aggregate Bond Index
MetLife Stock Index
MetLife MSCI EAFE Index
MetLife Russell 2000 Index
MetLife Mid Cap Stock Index
If You elected the GLWB, You are permitted to allocate up to 20% of Your purchase payments and Account Value among these Portfolios. (See “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits.”) These Portfolios are also available for investment if You did not elect the GLWB.
American Funds® Balanced Allocation Portfolio
American Funds® Moderate Allocation Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
SSGA Growth and Income ETF Portfolio
Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus IV, the EDB III, the GMIB Plus III and the EDB II
If You elected the GMIB Plus IV, the EDB III, the GMIB Plus III or the EDB II, You must comply with certain investment allocation restrictions. Specifically, You must allocate according to either Option (A) or Option (B) (the “Option (B) Investment Allocation Restrictions”) below. The Enhanced Dollar Cost Averaging Program is available in either Option (A) or Option (B). Only certain of the dollar cost averaging programs and automated investment strategies are available under Option (A) and Option (B). (See “Optional Enhanced Dollar Cost Averaging Program, Optional Dollar Cost Averaging Programs and Automated Investment Strategies” in this section and the charts titled “Optional Dollar Cost Averaging and Optional Enhanced Dollar Cost Averaging (“EDCA”) Programs” and “Optional Automated Investment Strategies”.)
(A) You must allocate:
•
100% of your purchase payments or Account Value among the AB Global Dynamic Allocation Division, American Funds® Balanced Allocation Division, American Funds® Moderate Allocation Division, BlackRock Global Tactical Strategies Division, Brighthouse Asset Allocation 20 Division, Brighthouse Asset Allocation 40 Division, Brighthouse Asset Allocation 60 Division, Brighthouse Balanced Plus Division, Invesco Balanced-Risk

Allocation Division, JPMorgan Global Active Allocation Division, MetLife Multi-Index Targeted Risk Division, PanAgora Global Diversified Risk Division, Schroders Global Multi-Asset Division, SSGA Growth and Income ETF Division, and/or the Fixed Interest Account and the BlackRock Ultra-Short Term Bond Division (where available). (You may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Divisions; You may not allocate purchase payments to the Dollar Cost Averaging programs.);
OR
(B) You must allocate:
•
at least 30% of purchase payments or Account Value to Platform 1 investment choices and/or to the Fixed Interest Account and the BlackRock Ultra-Short Term Bond Division (where available);
•
up to 70% of purchase payments or Account Value to Platform 2 investment choices;
•
up to 15% of purchase payments or Account Value to Platform 3 investment choices; and
•
up to 15% of purchase payments or Account Value to Platform 4 investment choices.
The investment choices in each platform are as follows:
Platform 1	BlackRock Bond Income	PIMCO Inflation Protected Bond
	Brighthouse/Franklin Low Duration Total Return	PIMCO Total Return
	JPMorgan Core Bond	Western Asset Management® Government Income
	MetLife Aggregate Bond Index	Western Asset Management U.S. Government

Platform 2	AB Global Dynamic Allocation	JPMorgan Global Active Allocation
	American Funds® Growth	Loomis Sayles Growth
	American Funds Growth-Income	Loomis Sayles Global Allocation
	Baillie Gifford International Stock	MetLife MSCI EAFE® Index
	BlackRock Capital Appreciation	MetLife Multi-Index Targeted Risk
	BlackRock Global Tactical Strategies	MetLife Stock Index
	Brighthouse Asset Allocation 100	MFS® Research International
	Brighthouse Balanced Plus	MFS® Total Return
	Brighthouse/Wellington Core Equity Opportunities	MFS® Value
	Brighthouse/Wellington Large Cap Research	PanAgora Global Diversified Risk
	Harris Oakmark International	Schroders Global Multi-Asset
	Invesco Balanced-Risk Allocation	T. Rowe Price Large Cap Growth
	Invesco Global Equity	Western Asset Management Strategic Bond Opportunities
Jennison Growth
Platform 3	Brighthouse/Artisan Mid Cap Value Frontier Mid Cap Growth Victory Sycamore Mid Cap Value MetLife Mid Cap Stock Index Morgan Stanley Discovery T. Rowe Price Mid Cap Growth

Platform 4
American Funds Global
Small Capitalization
Brighthouse/abrdn
Emerging Markets Equity
Brighthouse/Dimensional
International Small
Company
Brighthouse/Eaton Vance
Floating Rate
Brighthouse/Templeton
International Bond
CBRE Global Real Estate
Invesco Small Cap Growth
JPMorgan Small Cap Value
Loomis Sayles Small Cap
Core
MetLife Russell 2000®
Index
Neuberger Berman
Genesis
T. Rowe Price Small Cap
Growth
VanEck Global Natural
Resources

This Updating Summary Prospectus incorporates by reference all of the information contained in the Prospectus and the Statement of Additional Information, which have the same date as this Updating Summary Prospectus, and which are legally part of this Updating Summary Prospectus. You can obtain the Prospectus and Statement of Additional Information, without charge, by calling your Administrative Office at 1-800-638-7732, by going online at https://dfinview.com/metlife/tahd/MET000257, or by sending an email request to RCG@metlife.com. For Division transfers and purchase payment reallocations, for current information about your Contract values, to change or update Contract information such as your billing address, billing mode, beneficiary or ownership, for information about other Contract transactions, and to ask questions about your Contract , you may call your Administrative Office at 1-800-638-7732.
EDGAR ID: C000106635